UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony International Equity Fund
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Aerospace & Defense – 1.1%
24,018	BAE Systems PLC, (2)	$ 174,696
	Air Freight & Logistics – 1.1%
5,080	Deutsche Post AG, (2)	166,599
	Auto Components – 0.7%
4,800	Toyota Boshoku Corporation, (2)	110,035
	Automobiles – 3.8%
21,565	Fiat Chrysler Automobiles NV, (2), (3)	196,173
11,316	Peugeot SA, (2), (3)	184,306
2,008	Renault SA, (2)	178,344
700	Toyota Motor Corporation, (2)	41,040
	Total Automobiles	599,863
	Banks – 6.5%
19,452	Banco Bradesco SA	169,427
7,400	Bank Hapoalim BM, (2)	43,923
2,941	BBVA Banco Frances SA, ADR	51,261
22,000	Chiba Bank Limited, (2)	134,863
7,611	ForeningsSparbanken AB, (2)	183,383
4,557	HSBC Holdings PLC, (2)	36,769
4,366	KB Financial Group Inc	154,076
2,967	KBC Group NV, (2)	183,324
1,148	Toronto-Dominion Bank	56,620
	Total Banks	1,013,646
	Beverages – 0.3%
3,200	Kirin Holdings Company, Limited, (2)	51,940
	Biotechnology – 1.3%
920	Actelion Limited, (2)	198,820
	Building Products – 2.1%
24,000	Asahi Glass Company Limited, (2)	162,832
7,500	JS Group Corporation, (2)	169,989
	Total Building Products	332,821
	Capital Markets – 1.8%
31,900	Nomura Securities Company, (2)	188,598
NUVEEN      1

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
50,740	Reinet Investments SA, (2)	$ 98,986
	Total Capital Markets	287,584
	Chemicals – 11.5%
2,949	BASF AG, (2)	273,303
2,523	Covestro AG, (2)	172,693
4,265	Johnson Matthey PLC, (2)	166,878
11,000	Kuraray Company Limited, (2)	164,951
2,618	Laxness AG, (2)	171,435
26,400	Mitsubishi Chemical Holdings Corporation, (2)	170,693
10,600	Mitsubishi Gas Chemical Company, Inc., (2)	180,618
35,000	Mitusi Chemicals, (2)	156,819
400	Shin Etsu Chemical Company Limited, (2)	30,955
23,000	Tosoh Corporation, (2)	162,242
2,793	Umicore, (2)	158,898
	Total Chemicals	1,809,485
	Construction & Engineering – 2.9%
24,000	Kajima Corporation, (2)	165,771
21,000	Taisei Corporation, (2)	146,642
2,193	Vinci S.A, (2)	149,178
	Total Construction & Engineering	461,591
	Diversified Financial Services – 0.4%
3,800	Orix Corporation, (2)	59,144
	Diversified Telecommunication Services – 3.2%
4,400	Nippon Telegraph and Telephone Corporation, ADR, (2)	185,218
5,086	PT Telekomunikasi Indonesia, Sponsored ADR	148,308
28,077	Telekom Austria AG	165,805
	Total Diversified Telecommunication Services	499,331
	Electric Utilities – 3.5%
8,000	Endesa S.A, (2)	169,184
31,023	Iberdrola SA, (2)	203,135
43,100	Tokyo Electric Power Company Inc., (2), (3)	173,465
	Total Electric Utilities	545,784
	Electrical Equipment – 0.3%
2,144	Prysmian SPA, (2)	54,951
	Equity Real Estate Investment Trust – 0.6%
15,000	Link REIT, (2)	97,246
	Food & Staples Retailing – 1.9%
43,264	J. Sainsbury PLC, (2)	132,970
2      NUVEEN

Shares	Description (1)	Value
	Food & Staples Retailing (continued)
2,995	Loblaw Companies Limited	$158,020
	Total Food & Staples Retailing	290,990
	Food Products – 3.1%
2,263	Nestle SA, (2)	162,116
199,500	WH Group Limited, (2)	160,816
66,300	Wilmar International Limited, (2)	163,791
	Total Food Products	486,723
	Hotels, Restaurants & Leisure – 2.2%
3,369	Carnival Corporation, (2)	170,705
1,593	Paddy Power Betfair PLC, (2)	169,506
	Total Hotels, Restaurants & Leisure	340,211
	Household Durables – 1.1%
33,875	Steinhoff International Holdings NV, (2)	175,586
	Household Products – 1.6%
6,000	Lion Corporation, (2)	98,348
1,751	Reckitt and Benckiser, (2)	148,324
	Total Household Products	246,672
	Independent Power & Renewable Electricity Producers – 2.1%
8,382	Endesa SA Chile	162,946
12,149	Uniper SE, (2)	167,225
	Total Independent Power & Renewable Electricity Producers	330,171
	Industrial Conglomerates – 2.2%
16,500	CK Hutchison Holdings Limited, (2)	186,260
5,026	Koc Holding AS, ADR, (2)	97,605
25,000	Toshiba Corporation, (2), (3)	60,388
	Total Industrial Conglomerates	344,253
	Insurance – 3.9%
4,475	Ageas, (2)	176,882
1,579	Allianz AG ORD Shares, (2)	260,595
5,292	NN Group NV, (2)	179,148
	Total Insurance	616,625
	Internet Software & Services – 1.4%
20,914	Auto Trader Group PLC, (2)	105,146
1,867	Sina Corporation, (3)	113,495
	Total Internet Software & Services	218,641
	Life Sciences Tools & Services – 1.8%
1,795	ICON plc, (3)	134,984
889	Lonza AG, (2)	153,645
	Total Life Sciences Tools & Services	288,629
NUVEEN      3

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Media – 1.0%
37,979	Mediaset SpA, (2)	$ 163,573
	Metals & Mining – 4.2%
5,516	Anglo American PLC, (2)	77,935
13,085	BHP Billiton Limited, (2)	234,415
12,108	BHP Billiton PLC, (2)	192,796
6,459	Ternium SA, Sponsored ADR	155,985
	Total Metals & Mining	661,131
	Oil, Gas & Consumable Fuels – 6.0%
210,000	China Petroleum and Chemical Corporation, (2)	147,896
11,800	JX Holdings Inc, (2)	49,860
31,392	Oil Search Limited, (2)	161,567
28,571	Santos Limited, (2)	82,303
6,088	Total SA, (2)	312,266
8,387	Woodside Petroleum Limited, (2)	187,854
	Total Oil, Gas & Consumable Fuels	941,746
	Paper & Forest Products – 1.1%
7,192	UPM-Kymmene Corporation, (2)	175,884
	Personal Products – 1.0%
3,722	Unilever NV, (2)	150,517
	Pharmaceuticals – 8.2%
13,100	Astellas Pharma Inc, (2)	181,741
1,733	Merck KGaA, (2)	180,441
975	Novartis AG, Sponsored ADR, (2)	70,905
4,200	Otsuka Holdings Company KK, (2)	182,954
274	Roche Holdings AG, Sponsored ADR, (2)	62,459
3,405	Sanofi-Synthelabo, SA, (2)	275,346
3,600	Shionogi & Company Limited, (2)	172,054
2,593	UCB SA, (2)	165,903
	Total Pharmaceuticals	1,291,803
	Professional Services – 0.9%
3,600	Recruit Holdings Company Limited, (2)	144,275
	Real Estate Management & Development – 3.1%
30,752	Aroundtown Property Holdings PLC, (2)	138,573
1,000	Daito Trust Construction Co, Limited, (2)	150,338
6,100	Hulic Company Limited, (2)	54,122
12,000	Sun Hung Kai Properties Limited, (2)	151,110
	Total Real Estate Management & Development	494,143
	Semiconductors & Semiconductor Equipment – 1.0%
5,191	Taiwan Semiconductor Manufacturing Company Limited	149,241
4      NUVEEN

Shares	Description (1)	Value
	Software – 3.8%
4,200	Konoami Corporation, (2)	$ 169,505
800	Nintendo Co., Ltd., (2)	166,300
11,167	Playtech PLC, (2)	113,611
4,078	UbiSoft Entertainment S.A, (2), (3)	144,915
	Total Software	594,331
	Specialty Retail – 1.0%
38,395	JD Sports Fashion PLC	150,424
	Trading Companies & Distributors – 5.5%
13,300	Itochu Corporation, (2)	176,102
23,700	Marubeni Corporation, (2)	134,049
9,300	Mitsubishi Corporation, (2)	197,519
13,700	Mitsui & Company Limited, (2)	187,722
14,500	Sumitomo Corporation, (2)	170,221
	Total Trading Companies & Distributors	865,613
	Wireless Telecommunication Services – 0.3%
2,200	NTT Mobile Communications, (2)	50,040
	Total Long-Term Investments (cost $14,984,843)	15,634,758
	Other Assets Less Liabilities – 0.5%	79,220
	Net Assets – 100%	$15,713,978
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –  Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –  Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,770,593	$13,864,165	$ —	$15,634,758
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities
NUVEEN      5

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$165,805	$ —	$ —	$(165,805)	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments was $14,987,472.
Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$1,186,244
Depreciation	(538,958)
Net unrealized appreciation (depreciation) of investments	$ 647,286

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
6      NUVEEN

Nuveen Symphony Large-Cap Growth Fund
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 3.6%
13,569	Boeing Company	$2,112,422
5,464	Huntington Ingalls Industries Inc	1,006,414
6,167	Lockheed Martin Corporation	1,541,380
2,346	TransDigm Group Inc, (2)	584,060
	Total Aerospace & Defense	5,244,276
	Air Freight & Logistics – 0.7%
8,914	United Parcel Service, Inc., Class B	1,021,901
	Airlines – 1.4%
40,037	Southwest Airlines Co.	1,995,444
	Banks – 0.7%
26,485	Citizens Financial Group Inc	943,661
	Beverages – 2.7%
6,544	Constellation Brands, Inc., Class A	1,003,261
13,720	Molson Coors Brewing Company, Class B	1,335,093
14,767	PepsiCo, Inc.	1,545,071
	Total Beverages	3,883,425
	Biotechnology – 6.0%
19,224	AbbVie Inc	1,203,807
13,805	Amgen Inc.	2,018,429
4,320	Biogen Inc, (2)	1,225,066
2,836	BioMarin Pharmaceutical Inc, (2)	234,934
9,747	Celgene Corporation, (2)	1,128,215
27,325	Gilead Sciences, Inc.	1,956,743
1,165	Regeneron Pharmaceuticals, Inc, (2)	427,660
6,094	Vertex Pharmaceuticals Inc, (2)	448,945
	Total Biotechnology	8,643,799
	Capital Markets – 1.5%
18,990	Charles Schwab Corporation	749,535
25,968	Intercontinental Exchange Group, Inc	1,465,115
	Total Capital Markets	2,214,650
	Chemicals – 1.6%
9,675	Cabot Corporation	488,975
8,158	LyondellBasell Industries NV	699,793
6,005	Monsanto Company	631,786
NUVEEN      7

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Chemicals (continued)
22,188	Valvoline, Inc	$ 477,042
	Total Chemicals	2,297,596
	Construction Materials – 0.5%
7,179	Eagle Materials Inc	707,347
	Diversified Financial Services – 0.8%
30,666	Voya Financial Inc	1,202,721
	Electronic Equipment, Instruments & Components – 0.4%
17,819	Trimble Navigation Limited, (2)	537,243
	Energy Equipment & Services – 0.7%
9,878	Baker Hughes Incorporated	641,773
23,960	Superior Energy Services, Inc	404,445
	Total Energy Equipment & Services	1,046,218
	Equity Real Estate Investment Trust – 1.7%
3,821	Equinix Inc	1,365,664
4,721	Federal Realty Investment Trust	670,901
1,989	Simon Property Group, Inc.	353,386
	Total Equity Real Estate Investment Trust	2,389,951
	Food & Staples Retailing – 1.7%
1,824	Costco Wholesale Corporation	292,041
18,681	Sysco Corporation	1,034,367
15,805	Wal-Mart Stores, Inc.	1,092,441
	Total Food & Staples Retailing	2,418,849
	Food Products – 2.1%
17,230	Campbell Soup Company	1,041,898
6,641	Kraft Heinz Company	579,892
15,292	McCormick & Company, Incorporated	1,427,203
	Total Food Products	3,048,993
	Health Care Equipment & Supplies – 3.5%
21,876	Abbott Laboratories	840,257
6,078	Becton, Dickinson and Company	1,006,213
19,367	Danaher Corporation	1,507,527
9,193	DENTSPLY SIRONA Inc	530,712
3,252	Edwards Lifesciences Corporation, (2)	304,712
20,774	Hologic Inc, (2)	833,453
	Total Health Care Equipment & Supplies	5,022,874
	Health Care Providers & Services – 3.0%
7,983	Anthem Inc	1,147,716
7,808	CIGNA Corporation	1,041,509
8      NUVEEN

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
13,871	UnitedHealth Group Incorporated	$ 2,219,915
	Total Health Care Providers & Services	4,409,140
	Hotels, Restaurants & Leisure – 2.5%
12,210	McDonald's Corporation	1,486,201
39,633	Starbucks Corporation	2,200,424
	Total Hotels, Restaurants & Leisure	3,686,625
	Household Durables – 1.5%
9,002	Leggett and Platt Inc	440,018
4,584	Mohawk Industries Inc, (2)	915,333
18,430	Newell Brands Inc.	822,899
	Total Household Durables	2,178,250
	Household Products – 0.9%
6,764	Kimberly-Clark Corporation	771,908
3,765	Spectrum Brands Inc	460,572
	Total Household Products	1,232,480
	Industrial Conglomerates – 1.5%
19,220	Honeywell International Inc.	2,226,637
	Insurance – 0.7%
16,165	Lincoln National Corporation	1,071,255
	Internet & Catalog Retail – 3.5%
6,812	Amazon.com, Inc., (2)	5,108,114
	Internet & Direct Marketing Retail – 0.9%
888	priceline.com Incorporated, (2)	1,301,861
	Internet Software & Services – 9.2%
11,502	Akamai Technologies, Inc., (2)	766,953
10,376	Alphabet Inc., Class A, (2)	8,222,461
36,671	Facebook Inc., Class A Shares, (2)	4,218,999
11,687	Twitter Inc, (2)	190,498
	Total Internet Software & Services	13,398,911
	IT Services – 5.7%
12,203	Amdocs Limited	710,825
18,971	Booz Allen Hamilton Holding	684,284
16,307	Fidelity National Information Services	1,233,461
11,119	Leidos Holdings Inc	568,626
15,287	MasterCard, Inc	1,578,383
30,633	PayPal Holdings, Inc, (2)	1,209,084
16,536	Visa Inc	1,290,139
8,630	WEX, Inc, (2)	963,108
	Total IT Services	8,237,910
NUVEEN      9

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Machinery – 1.2%
21,282	Fortive Corporation	$1,141,354
7,854	Wabtec Corporation	652,039
	Total Machinery	1,793,393
	Media – 4.3%
51,313	Comcast Corporation, Class A	3,543,163
14,465	Lions Gate Entertainment Corporation, Equity, (2)	354,971
22,174	Walt Disney Company	2,310,974
	Total Media	6,209,108
	Multiline Retail – 0.3%
13,394	Macy's, Inc.	479,639
	Oil, Gas & Consumable Fuels – 1.4%
8,772	Newfield Exploration Company, (2)	355,266
16,579	ONEOK, Inc	951,800
22,205	Range Resources Corporation	762,964
	Total Oil, Gas & Consumable Fuels	2,070,030
	Personal Products – 0.5%
10,315	Estee Lauder Companies Inc., Class A	788,994
	Pharmaceuticals – 3.0%
21,470	Bristol-Myers Squibb Company	1,254,707
8,600	Eli Lilly and Company	632,530
14,014	Johnson & Johnson	1,614,553
17,126	Zoetis Incorporated	916,755
	Total Pharmaceuticals	4,418,545
	Professional Services – 0.9%
15,964	Verisk Analytics Inc, Class A Shares, (2)	1,295,798
	Road & Rail – 1.9%
35,792	Knight Transportation Inc	1,182,926
14,871	Union Pacific Corporation	1,541,825
	Total Road & Rail	2,724,751
	Semiconductors & Semiconductor Equipment – 4.2%
13,047	Broadcom Limited	2,306,318
8,196	Inphi Corporation, (2)	365,706
21,889	MA-COM Technology Solutions Holdings Incorporated, (2)	1,013,023
37,650	Mellanox Technologies, Limited, (2)	1,539,885
9,424	Qorvo Inc, (2)	496,927
6,644	Xilinx, Inc.	401,098
	Total Semiconductors & Semiconductor Equipment	6,122,957
	Software – 9.6%
12,798	Adobe Systems Incorporated, (2)	1,317,554
10      NUVEEN

Shares	Description (1)	Value
	Software (continued)
21,995	Broadsoft Inc, (2)	$ 907,294
16,865	Electronic Arts Inc, (2)	1,328,287
10,617	Intuit, Inc.	1,216,814
123,571	Microsoft Corporation	7,678,702
12,359	Parametric Technology Corporation, (2)	571,851
13,288	Red Hat, Inc., (2)	926,174
	Total Software	13,946,676
	Specialty Retail – 6.8%
26,556	Home Depot, Inc.	3,560,628
6,636	O'Reilly Automotive Inc, (2)	1,847,529
21,721	Ross Stores, Inc.	1,424,898
6,421	Tiffany & Co.	497,178
23,874	TJX Companies, Inc.	1,793,654
2,943	Ulta Salon, Cosmetics & Fragrance, Inc, (2)	750,288
	Total Specialty Retail	9,874,175
	Technology Hardware, Storage & Peripherals – 4.9%
60,786	Apple, Inc.	7,040,235
	Textiles, Apparel & Luxury Goods – 0.6%
8,239	Nike, Inc., Class B	418,788
8,234	VF Corporation	439,284
	Total Textiles, Apparel & Luxury Goods	858,072
	Trading Companies & Distributors – 1.0%
32,857	HD Supply Holdings Inc., (2)	1,396,751
	Total Long-Term Investments (cost $108,531,533)	144,489,255

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.5%
	REPURCHASE AGREEMENTS – 0.5%
$624	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/16, repurchase price $623,725, collateralized by $680,000 U.S. Treasury Bonds, 2.750%, due 11/15/42, value $640,635	0.030%	1/03/17	$ 623,723
	Total Short-Term Investments (cost $623,723)			623,723
	Total Investments (cost $109,155,256) – 100.1%			145,112,978
	Other Assets Less Liabilities – (0.1)%			(81,880)
	Net Assets – 100%			$145,031,098
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
NUVEEN      11

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –  Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –  Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$144,489,255	$ —	$ —	$144,489,255
Short-Term Investments:
Repurchase Agreements	—	623,723	—	623,723
Total	$144,489,255	$623,723	$ —	$145,112,978
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments was $109,804,899.
Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$37,582,637
Depreciation	(2,274,558)
Net unrealized appreciation (depreciation) of investments	$35,308,079

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
12      NUVEEN

Nuveen Symphony Low Volatility Equity Fund
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Aerospace & Defense – 1.3%
4,215	Lockheed Martin Corporation	$1,053,497
3,304	Northrop Grumman Corporation	768,444
	Total Aerospace & Defense	1,821,941
	Air Freight & Logistics – 0.8%
9,742	United Parcel Service, Inc., Class B	1,116,823
	Banks – 6.1%
9,587	BOK Financial Corporation	796,105
41,170	Citizens Financial Group Inc	1,466,887
36,175	Comerica Incorporated	2,463,879
14,078	Hancock Holding Company	606,762
6,835	Texas Capital BancShares, Inc, (2)	535,864
53,230	Wells Fargo & Company	2,933,505
	Total Banks	8,803,002
	Beverages – 1.4%
5,104	Constellation Brands, Inc., Class A	782,494
13,434	Molson Coors Brewing Company, Class B	1,307,263
	Total Beverages	2,089,757
	Biotechnology – 1.8%
6,799	Amgen Inc.	994,082
22,962	Gilead Sciences, Inc.	1,644,309
	Total Biotechnology	2,638,391
	Building Products – 0.8%
26,357	Gibraltar Industries Inc.	1,097,769
	Capital Markets – 2.6%
26,400	Charles Schwab Corporation	1,042,008
28,552	Interactive Brokers Group, Inc	1,042,433
29,859	Intercontinental Exchange Group, Inc	1,684,645
	Total Capital Markets	3,769,086
	Chemicals – 3.3%
9,954	Air Products & Chemicals Inc	1,431,584
40,312	Dow Chemical Company	2,306,653
12,275	LyondellBasell Industries NV	1,052,949
	Total Chemicals	4,791,186
NUVEEN      13

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 3.6%
11,010	Cintas Corporation	$1,272,316
14,429	Republic Services, Inc.	823,174
11,861	Stericycle Inc, (2)	913,771
30,779	Waste Management, Inc.	2,182,539
	Total Commercial Services & Supplies	5,191,800
	Consumer Finance – 1.5%
59,700	Synchrony Financial	2,165,319
	Distributors – 0.8%
11,210	Pool Corporation	1,169,651
	Diversified Financial Services – 1.1%
41,450	Voya Financial Inc	1,625,669
	Diversified Telecommunication Services – 0.9%
29,613	AT&T Inc.	1,259,441
	Electric Utilities – 1.1%
17,758	PNM Resources Inc	609,099
18,750	Southern Company	922,313
	Total Electric Utilities	1,531,412
	Energy Equipment & Services – 2.4%
17,745	Halliburton Company	959,827
19,645	Helmerich & Payne Inc	1,520,523
12,292	Schlumberger Limited	1,031,913
	Total Energy Equipment & Services	3,512,263
	Equity Real Estate Investment Trust – 3.1%
8,842	American Tower Corporation, REIT	934,422
14,137	DCT Industrial Trust Inc	676,880
2,395	Equinix Inc	855,997
37,787	STORE Capital Corporation	933,717
13,964	Sun Communities Inc	1,069,782
	Total Equity Real Estate Investment Trust	4,470,798
	Food & Staples Retailing – 0.6%
16,961	Sysco Corporation	939,131
	Food Products – 3.4%
14,446	B&G Foods Inc	632,735
19,760	General Mills, Inc.	1,220,575
18,330	Kraft Heinz Company	1,600,575
15,196	McCormick & Company, Incorporated	1,418,243
	Total Food Products	4,872,128
14      NUVEEN

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 3.8%
49,011	Abbott Laboratories	$1,882,512
14,529	Baxter International, Inc.	644,216
15,965	Danaher Corporation	1,242,716
19,497	DENTSPLY SIRONA Inc	1,125,562
3,792	Teleflex Inc	611,081
	Total Health Care Equipment & Supplies	5,506,087
	Health Care Providers & Services – 1.2%
9,520	CIGNA Corporation	1,269,873
12,891	Patterson Companies, Inc.	528,918
	Total Health Care Providers & Services	1,798,791
	Hotels, Restaurants & Leisure – 0.7%
17,703	Starbucks Corporation	982,871
	Household Durables – 0.6%
19,112	Newell Brands Inc.	853,351
	Household Products – 2.5%
35,633	Church & Dwight Company Inc	1,574,622
11,927	Clorox Company	1,431,479
5,551	Kimberly-Clark Corporation	633,480
	Total Household Products	3,639,581
	Industrial Conglomerates – 1.4%
17,096	Honeywell International Inc.	1,980,572
	Insurance – 4.7%
16,381	Ace Limited	2,164,258
22,883	Hartford Financial Services Group, Inc.	1,090,375
12,331	Lincoln National Corporation	817,175
115,115	Old Republic International Corporation	2,187,185
5,453	Prudential Financial, Inc.	567,439
	Total Insurance	6,826,432
	Internet & Direct Marketing Retail – 0.6%
573	priceline.com Incorporated, (2)	840,052
	Internet Software & Services – 3.0%
5,408	Alphabet Inc., Class A, (2)	4,285,570
	IT Services – 6.6%
29,165	Fidelity National Information Services	2,206,040
64,315	First Data Corporation, Class A Shares, (2)	912,630
16,184	MasterCard, Inc	1,670,998
39,115	PayPal Holdings, Inc, (2)	1,543,869
19,182	Vantiv Inc, (2)	1,143,631
NUVEEN      15

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
27,340	Visa Inc	$ 2,133,067
	Total IT Services	9,610,235
	Life Sciences Tools & Services – 1.5%
12,406	Parexel International Corporation, (2)	815,322
9,806	Thermo Fisher Scientific, Inc.	1,383,627
	Total Life Sciences Tools & Services	2,198,949
	Machinery – 3.2%
23,759	Fortive Corporation	1,274,195
14,706	Ingersoll Rand Company Limited, Class A	1,103,538
12,295	John Bean Technologies Corporation	1,056,755
14,822	Wabtec Corporation	1,230,523
	Total Machinery	4,665,011
	Mortgage Real Estate Investment Trust – 0.4%
35,063	AGNC Investment Corp	635,692
	Multi-Utilities – 3.0%
41,347	CMS Energy Corporation	1,720,862
57,590	MDU Resources Group Inc	1,656,864
16,304	WEC Energy Group, Inc	956,230
	Total Multi-Utilities	4,333,956
	Oil, Gas & Consumable Fuels – 7.2%
19,124	EOG Resources, Inc.	1,933,436
40,105	Exxon Mobil Corporation	3,619,877
22,581	Occidental Petroleum Corporation	1,608,445
30,763	ONEOK, Inc	1,766,104
10,934	Phillips 66	944,807
3,009	Pioneer Natural Resources Company	541,831
	Total Oil, Gas & Consumable Fuels	10,414,500
	Pharmaceuticals – 4.1%
29,881	Johnson & Johnson	3,442,590
76,222	Pfizer Inc.	2,475,691
	Total Pharmaceuticals	5,918,281
	Professional Services – 0.6%
10,489	Verisk Analytics Inc, Class A Shares, (2)	851,392
	Road & Rail – 3.1%
14,176	Norfolk Southern Corporation	1,532,000
27,856	Union Pacific Corporation	2,888,110
	Total Road & Rail	4,420,110
	Semiconductors & Semiconductor Equipment – 2.5%
11,890	Broadcom Limited	2,101,795
16      NUVEEN

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
25,029	Xilinx, Inc.	$ 1,511,001
	Total Semiconductors & Semiconductor Equipment	3,612,796
	Software – 4.2%
11,720	Electronic Arts Inc, (2)	923,067
59,019	Microsoft Corporation	3,667,441
38,598	Oracle Corporation	1,484,093
	Total Software	6,074,601
	Specialty Retail – 6.0%
13,462	AutoNation Inc, (2)	654,927
1,830	AutoZone, Inc, (2)	1,445,316
17,287	Home Depot, Inc.	2,317,841
6,869	O'Reilly Automotive Inc, (2)	1,912,398
12,526	Tiffany & Co.	969,888
18,156	TJX Companies, Inc.	1,364,060
	Total Specialty Retail	8,664,430
	Textiles, Apparel & Luxury Goods – 0.5%
9,214	Carter's Inc	795,997
	Trading Companies & Distributors – 1.7%
11,159	MSC Industrial Direct Inc., Class A	1,030,980
9,962	Watsco Inc	1,475,571
	Total Trading Companies & Distributors	2,506,551
	Total Long-Term Investments (cost $126,303,618)	144,281,375
	Other Assets Less Liabilities – 0.3%	425,985
	Net Assets – 100%	$144,707,360
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –  Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –  Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
NUVEEN      17

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$144,281,375	$ —	$ —	$144,281,375
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments was $126,559,017.
Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$19,721,620
Depreciation	(1,999,262)
Net unrealized appreciation (depreciation) of investments	$17,722,358

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust
18      NUVEEN

Nuveen Symphony Mid-Cap Core Fund
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.6%
	COMMON STOCKS – 100.6%
	Aerospace & Defense – 2.2%
2,348	Huntington Ingalls Industries Inc	$ 432,478
1,085	TransDigm Group Inc, (2)	270,122
	Total Aerospace & Defense	702,600
	Airlines – 2.3%
13,001	Southwest Airlines Co.	647,970
1,503	United Continental Holdings Inc, (2)	109,539
	Total Airlines	757,509
	Banks – 3.7%
10,048	Fifth Third Bancorp	270,995
36,731	KeyCorp	671,075
6,337	Popular Inc	277,687
	Total Banks	1,219,757
	Beverages – 2.1%
1,404	Constellation Brands, Inc., Class A	215,247
2,256	Dr. Pepper Snapple Group	204,552
2,691	Molson Coors Brewing Company, Class B	261,861
	Total Beverages	681,660
	Biotechnology – 0.9%
1,593	BioMarin Pharmaceutical Inc, (2)	131,964
1,751	Incyte Pharmaceuticals Inc, (2)	175,573
	Total Biotechnology	307,537
	Building Products – 1.3%
13,780	Masco Corporation	435,724
	Capital Markets – 5.2%
3,949	Bats Global Markets, Inc	132,331
2,869	CBOE Holdings Inc	211,991
11,763	E*Trade Group Inc, (2)	407,588
8,836	Intercontinental Exchange Group, Inc	498,527
2,377	Moody's Corporation	224,080
4,637	SEI Investments Company	228,882
	Total Capital Markets	1,703,399
	Chemicals – 2.7%
2,493	Albemarle Corporation	214,597
7,782	Axalta Coating Systems Limited, (2)	211,670
3,366	Cabot Corporation	170,118
NUVEEN      19

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Chemicals (continued)
1,731	Celanese Corporation, Series A	$ 136,299
7,262	Valvoline, Inc	156,133
	Total Chemicals	888,817
	Commercial Services & Supplies – 1.2%
6,974	Republic Services, Inc.	397,867
	Communications Equipment – 1.4%
4,511	Harris Corporation	462,242
	Construction Materials – 0.4%
1,426	Eagle Materials Inc	140,504
	Diversified Financial Services – 1.5%
12,015	Voya Financial Inc	471,228
	Electrical Equipment – 0.6%
10,726	Babcock & Wilcox Enterprises, Inc, (2)	177,944
	Electronic Equipment, Instruments & Components – 0.5%
890	SYNNEX Corporation	107,708
2,263	Trimble Navigation Limited, (2)	68,229
	Total Electronic Equipment, Instruments & Components	175,937
	Energy Equipment & Services – 3.0%
4,189	Baker Hughes Incorporated	272,159
14,141	Patterson-UTI Energy, Inc	380,676
8,612	Superior Energy Services, Inc	145,371
3,430	US Silica Holdings Inc	194,412
	Total Energy Equipment & Services	992,618
	Equity Real Estate Investment Trust – 8.1%
5,302	Crown Castle International Corporation	460,055
4,381	CubeSmart	117,279
3,319	Digital Realty Trust Inc	326,125
1,284	Equinix Inc	458,914
3,500	Extra Space Storage Inc	270,340
2,731	Federal Realty Investment Trust	388,102
6,243	Iron Mountain Inc	202,773
5,016	UDR Inc	182,984
7,248	Weyerhaeuser Company	218,092
	Total Equity Real Estate Investment Trust	2,624,664
	Food Products – 1.4%
2,502	Campbell Soup Company	151,296
3,417	McCormick & Company, Incorporated	318,909
	Total Food Products	470,205
20      NUVEEN

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 3.0%
6,638	DENTSPLY SIRONA Inc	$ 383,212
1,119	Edwards Lifesciences Corporation, (2)	104,850
3,571	Hologic Inc, (2)	143,268
165	Intuitive Surgical, Inc., (2)	104,638
2,379	Zimmer Biomet Holdings, Inc.	245,513
	Total Health Care Equipment & Supplies	981,481
	Health Care Providers & Services – 1.3%
1,218	CIGNA Corporation	162,469
4,111	Envision Healthcare Corporation, (2)	260,185
	Total Health Care Providers & Services	422,654
	Hotels, Restaurants & Leisure – 1.4%
3,743	Marriott International, Inc., Class A	309,471
9,809	The Wendy's Company	132,618
	Total Hotels, Restaurants & Leisure	442,089
	Household Durables – 2.8%
5,130	Leggett and Platt Inc	250,755
1,843	Mohawk Industries Inc, (2)	368,010
6,359	Newell Brands Inc.	283,929
	Total Household Durables	902,694
	Household Products – 1.0%
2,909	Church & Dwight Company Inc	128,549
1,732	Spectrum Brands Inc	211,875
	Total Household Products	340,424
	Insurance – 6.6%
3,176	AON PLC	354,219
8,628	Hartford Financial Services Group, Inc.	411,124
2,502	Lincoln National Corporation	165,808
13,755	Old Republic International Corporation	261,345
8,173	WR Berkley Corporation	543,586
11,294	XL Group Limited	420,815
	Total Insurance	2,156,897
	Internet & Direct Marketing Retail – 1.0%
2,800	Expedia, Inc.	317,184
	Internet Software & Services – 1.1%
3,826	Akamai Technologies, Inc., (2)	255,118
6,905	Twitter Inc, (2)	112,551
	Total Internet Software & Services	367,669
	IT Services – 4.9%
4,844	Amdocs Limited	282,163
6,014	Fidelity National Information Services	454,899
NUVEEN      21

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
15,043	First Data Corporation, Class A Shares, (2)	$ 213,460
5,897	Vantiv Inc, (2)	351,579
2,607	WEX, Inc, (2)	290,941
	Total IT Services	1,593,042
	Life Sciences Tools & Services – 1.6%
5,480	Agilent Technologies, Inc.	249,669
3,961	Parexel International Corporation, (2)	260,317
	Total Life Sciences Tools & Services	509,986
	Machinery – 3.7%
3,090	Donaldson Company, Inc	130,027
1,382	John Bean Technologies Corporation	118,783
3,114	Lincoln Electric Holdings Inc.	238,750
10,146	Manitowoc Foodservice, Inc, (2)	196,122
1,998	Stanley Black & Decker Inc	229,151
3,550	Wabtec Corporation	294,721
	Total Machinery	1,207,554
	Metals & Mining – 1.0%
11,130	Freeport-McMoRan, Inc	146,805
2,211	Reliance Steel & Aluminum Company	175,863
	Total Metals & Mining	322,668
	Multiline Retail – 1.0%
2,053	Dollar Tree Stores Inc, (2)	158,450
4,723	Macy's, Inc.	169,131
	Total Multiline Retail	327,581
	Multi-Utilities – 4.9%
6,835	Ameren Corporation	358,564
8,551	CenterPoint Energy, Inc	210,697
8,077	CMS Energy Corporation	336,165
4,654	DTE Energy Company	458,465
8,090	MDU Resources Group Inc	232,749
	Total Multi-Utilities	1,596,640
	Oil, Gas & Consumable Fuels – 5.2%
2,700	Concho Resources Inc, (2)	358,020
2,161	EQT Corporation	141,330
10,452	Marathon Oil Corporation	180,924
8,249	Noble Energy, Inc.	313,957
6,629	ONEOK, Inc	380,571
8,948	Range Resources Corporation	307,453
	Total Oil, Gas & Consumable Fuels	1,682,255
22      NUVEEN

Shares	Description (1)	Value
	Professional Services – 1.3%
5,141	Verisk Analytics Inc, Class A Shares, (2)	$ 417,295
	Road & Rail – 1.7%
3,241	Kansas City Southern Industries	274,999
8,132	Knight Transportation Inc	268,762
	Total Road & Rail	543,761
	Semiconductors & Semiconductor Equipment – 4.1%
1,519	Inphi Corporation, (2)	67,778
8,564	Integrated Device Technology, Inc., (2)	201,768
6,228	MA-COM Technology Solutions Holdings Incorporated, (2)	288,232
8,860	Mellanox Technologies, Limited, (2)	362,374
4,120	Qorvo Inc, (2)	217,247
3,113	Xilinx, Inc.	187,932
	Total Semiconductors & Semiconductor Equipment	1,325,331
	Software – 4.4%
4,023	Broadsoft Inc, (2)	165,949
5,941	Electronic Arts Inc, (2)	467,913
3,126	Intuit, Inc.	358,271
2,088	Parametric Technology Corporation, (2)	96,612
5,000	Red Hat, Inc., (2)	348,500
	Total Software	1,437,245
	Specialty Retail – 7.1%
292	AutoZone, Inc, (2)	230,619
4,606	Burlington Store Inc, (2)	390,358
2,676	Lithia Motors Inc	259,117
2,188	O'Reilly Automotive Inc, (2)	609,161
6,226	Ross Stores, Inc.	408,426
1,305	Tiffany & Co.	101,046
1,228	Ulta Salon, Cosmetics & Fragrance, Inc, (2)	313,066
	Total Specialty Retail	2,311,793
	Textiles, Apparel & Luxury Goods – 1.6%
3,216	Carter's Inc	277,830
3,878	Hanesbrands Inc	83,649
8,926	Kate Spade & Company, (2)	166,648
	Total Textiles, Apparel & Luxury Goods	528,127
	Trading Companies & Distributors – 1.4%
10,901	HD Supply Holdings Inc., (2)	463,402
	Total Long-Term Investments (cost $28,613,829)	32,807,984

NUVEEN      23

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.4%
	REPURCHASE AGREEMENTS – 0.4%
$141	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/16, repurchase price $140,620, collateralized by $155,000 U.S. Treasury Bonds, 2.750%, due 11/15/42, value $146,027	0.030%	1/03/17	$ 140,619
	Total Short-Term Investments (cost $140,619)			140,619
	Total Investments (cost $28,754,448) – 101.0%			32,948,603
	Other Assets Less Liabilities – (1.0)%			(332,808)
	Net Assets – 100%			$32,615,795
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –  Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –  Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$32,807,984	$ —	$ —	$32,807,984
Short-Term Investments:
Repurchase Agreements	—	140,619	—	140,619
Total	$32,807,984	$140,619	$ —	$32,948,603
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments was $28,809,883.
Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$5,065,432
Depreciation	(926,712)
Net unrealized appreciation (depreciation) of investments	$4,138,720
24      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
NUVEEN      25

Nuveen Symphony Small Cap Core Fund
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Aerospace & Defense – 2.7%
14,247	Aerojet Rocketdyne Holdings Inc, (2)	$ 255,734
4,331	BWX Technologies, Inc	171,941
1,975	Huntington Ingalls Industries Inc	363,775
	Total Aerospace & Defense	791,450
	Airlines – 0.8%
4,119	Spirit Airline Holdings, (2)	238,325
	Banks – 11.1%
5,839	Bank of the Ozarks, Inc	307,073
5,856	Banner Corporation	326,823
10,821	FCB Financial Holdings, Inc., Class A Shares, (2)	516,162
3,288	Hancock Holding Company	141,713
18,888	Hope Bancorp Inc	413,458
8,493	Stonegate Bank	354,413
7,385	Trico Bancshares	252,419
7,697	Western Alliance Bancorporation, (2)	374,921
7,264	Wintrust Financial Corporation	527,149
	Total Banks	3,214,131
	Beverages – 0.9%
1,488	Coca-Cola Bottling Company Consolidated	266,129
	Building Products – 3.1%
6,751	Aaon, Inc	223,121
11,764	Armstrong Flooring, Inc, (2)	234,221
10,599	Gibraltar Industries Inc.	441,448
	Total Building Products	898,790
	Capital Markets – 1.7%
5,985	LPL Investments Holdings Inc	210,732
3,794	Piper Jaffray Companies, (2)	275,065
	Total Capital Markets	485,797
	Chemicals – 3.0%
11,189	AdvanSix, Inc, (2)	247,725
8,005	Chemours Company	176,830
7,138	GCP Applied Technologies, Inc, (2)	190,942
25,641	Platform Specialty Products Corporation, (2)	251,538
	Total Chemicals	867,035
26      NUVEEN

Shares	Description (1)	Value
	Commercial Services & Supplies – 3.1%
11,805	Casella Waste Systems, Inc, (2)	$ 146,500
1,666	UniFirst Corporation	239,321
6,596	Waste Connections Inc	518,380
	Total Commercial Services & Supplies	904,201
	Construction & Engineering – 1.3%
9,731	MasTec Inc, (2)	372,211
	Consumer Finance – 2.7%
24,253	Enova International, Inc, (2)	304,375
20,471	Green Dot Corporation, Class A Shares, (2)	482,092
	Total Consumer Finance	786,467
	Containers & Packaging – 1.3%
7,929	Berry Plastics Corporation, (2)	386,380
	Distributors – 1.3%
3,565	Pool Corporation	371,972
	Electrical Equipment – 0.9%
15,449	Babcock & Wilcox Enterprises, Inc, (2)	256,299
	Electronic Equipment, Instruments & Components – 1.0%
2,408	SYNNEX Corporation	291,416
	Energy Equipment & Services – 2.8%
13,021	Patterson-UTI Energy, Inc	350,525
7,903	US Silica Holdings Inc	447,942
	Total Energy Equipment & Services	798,467
	Equity Real Estate Investment Trust – 7.1%
14,157	CareTrust REIT Inc	216,885
14,628	Four Corners Property Trust, Inc	300,166
6,359	Hudson Pacific Properties Inc	221,166
7,706	Kite Realty Group Trust	180,937
10,222	National Storage Affiliates Trust	225,599
3,386	PS Business Parks Inc	394,537
7,309	STAG Industrial Inc	174,466
4,270	Sun Communities Inc	327,125
	Total Equity Real Estate Investment Trust	2,040,881
	Food Products – 1.3%
4,533	B&G Foods Inc	198,545
4,823	Snyders Lance Inc	184,914
	Total Food Products	383,459
	Gas Utilities – 1.2%
5,247	Spire, Inc	338,694
NUVEEN      27

Nuveen Symphony Small Cap Core Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies – 2.6%
13,005	Merit Medical Systems, Inc, (2)	$ 344,632
3,958	NuVasive, Inc, (2)	266,611
766	Teleflex Inc	123,441
	Total Health Care Equipment & Supplies	734,684
	Health Care Providers & Services – 1.4%
4,711	Molina Healthcare Inc, (2)	255,619
9,222	Surgery Partners Inc, (2)	146,168
	Total Health Care Providers & Services	401,787
	Health Care Technology – 0.4%
9,523	Quality Systems Inc	125,227
	Hotels, Restaurants & Leisure – 2.7%
3,065	Marriott Vacations World	260,065
22,941	Penn National Gaming, Inc, (2)	316,357
14,795	Scientific Games Corporation, (2)	207,130
	Total Hotels, Restaurants & Leisure	783,552
	Household Products – 0.9%
2,221	WD 40 Company	259,635
	Insurance – 5.0%
6,038	Argo Group International Holdings Inc	397,904
8,614	Assured Guaranty Limited	325,351
17,783	National General Holdings Corporation	444,397
8,556	United Insurance Holdings Corporation	129,538
5,195	Universal Insurance Holdings Inc	147,538
	Total Insurance	1,444,728
	Internet Software & Services – 0.9%
7,242	GoDaddy, Inc., Class A Shares, (2)	253,108
	IT Services – 4.8%
5,299	CSG Systems International Inc	256,472
11,755	Evertec Inc	208,651
19,487	Net 1 Ueps Technologies, Inc, (2)	223,711
4,714	Science Applications International Corporation	399,747
22,597	Square Inc, (2)	307,997
	Total IT Services	1,396,578
	Leisure Equipment & Products – 0.9%
7,014	Vista Outdoor Inc, (2)	258,817
	Life Sciences Tools & Services – 0.4%
1,876	Parexel International Corporation, (2)	123,291
28      NUVEEN

Shares	Description (1)	Value
	Machinery – 5.3%
9,781	Chart Industries, Inc, (2)	$ 352,312
7,176	John Bean Technologies Corporation	616,777
18,052	Manitowoc Foodservice, Inc, (2)	348,945
10,047	Rexnord Corporation, (2)	196,821
	Total Machinery	1,514,855
	Media – 1.3%
4,220	Liberty LiLAC Group, Class A Shares, (2)	92,671
4,654	Nexstar Broadcasting Group, Inc	294,598
	Total Media	387,269
	Multi-Utilities – 1.2%
7,290	Unitil Corp	330,529
	Oil, Gas & Consumable Fuels – 3.3%
6,531	Carrizo Oil & Gas, Inc, (2)	243,933
6,269	CVTR Energy Inc	159,170
4,418	Gulfport Energy Corporation, (2)	95,605
3,720	PDC Energy Inc, (2)	269,998
8,401	Rice Energy Inc, (2)	179,361
	Total Oil, Gas & Consumable Fuels	948,067
	Paper & Forest Products – 0.4%
6,474	Louisiana-Pacific Corporation, (2)	122,553
	Pharmaceuticals – 1.3%
9,759	Catalent, Inc, (2)	263,103
6,591	Horizon Pharma Inc, (2)	106,642
	Total Pharmaceuticals	369,745
	Road & Rail – 1.5%
4,050	Genesee & Wyoming Inc, (2)	281,111
5,843	Swift Transportation Company, (2)	142,335
	Total Road & Rail	423,446
	Semiconductors & Semiconductor Equipment – 6.0%
18,286	Axcelis Technologies Inc., (2)	266,061
8,660	Inphi Corporation, (2)	386,409
10,224	Integrated Device Technology, Inc., (2)	240,878
7,168	MA-COM Technology Solutions Holdings Incorporated, (2)	331,735
4,301	Mellanox Technologies, Limited, (2)	175,911
5,968	Microsemi Corporation, (2)	322,093
	Total Semiconductors & Semiconductor Equipment	1,723,087
	Software – 1.2%
7,063	Take-Two Interactive Software, Inc., (2)	348,135
NUVEEN      29

Nuveen Symphony Small Cap Core Fund (continued)
Portfolio of Investments	December 31, 2016 (Unaudited)
Shares	Description (1)	Value
	Specialty Retail – 3.8%
3,808	Burlington Store Inc, (2)	$ 322,728
2,256	Lithia Motors Inc	218,449
3,762	Monro Muffler Brake, Inc	215,186
12,902	Tailored Brands, Inc	329,646
	Total Specialty Retail	1,086,009
	Textiles, Apparel & Luxury Goods – 1.4%
1,778	Carter's Inc	153,602
10,451	Perry Ellis International, Inc, (2)	260,334
	Total Textiles, Apparel & Luxury Goods	413,936
	Thrifts & Mortgage Finance – 3.0%
5,998	First Defiance Financial Corporation	304,338
10,449	PHH Corporation, (2)	158,407
22,609	Radian Group Inc.	406,510
	Total Thrifts & Mortgage Finance	869,255
	Trading Companies & Distributors – 2.5%
6,848	H&E Equipment Services, Inc	159,216
11,322	Nexeo Solutions, Incorporated, (2)	105,408
3,093	Watsco Inc	458,135
	Total Trading Companies & Distributors	722,759
	Total Long-Term Investments (cost $23,757,203)	28,733,156

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.6%
	REPURCHASE AGREEMENTS – 0.6%
$172	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/16, repurchase price $172,208, collateralized by $175,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $178,096	0.030%	1/03/17	$ 172,207
	Total Short-Term Investments (cost $172,207)			172,207
	Total Investments (cost $23,929,410) – 100.1%			28,905,363
	Other Assets Less Liabilities – (0.1)%			(30,197)
	Net Assets – 100%			$28,875,166
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –  Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –  Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
30      NUVEEN

Level 3  –  Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$28,733,156	$ —	$ —	$28,733,156
Short-Term Investments:
Repurchase Agreements	—	172,207	—	172,207
Total	$28,733,156	$172,207	$ —	$28,905,363
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments was $23,935,117.
Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$5,427,297
Depreciation	(457,051)
Net unrealized appreciation (depreciation) of investments	$4,970,246

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust
NUVEEN      31

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2017